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                        PREMIER SOLUTIONS (STATE OF CT)
                          PREMIER SOLUTIONS (STANDARD)
        PREMIER SOLUTIONS (NEW JERSEY INSTITUTIONS OF HIGHER EDUCATION)
                   PREMIER SOLUTIONS (STANDARD -- SERIES II)
                        PREMIER SOLUTIONS (CORNERSTONE)
                            SEPARATE ACCOUNT ELEVEN
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042

     SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE PROSPECTUS DATED MAY 1, 2006
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             SUPPLEMENT DATED SEPTEMBER 1, 2006 TO YOUR PROSPECTUS

EFFECTIVE NOVEMBER 1, 2006, THE FOLLOWING CHANGE IS MADE TO YOUR PROSPECTUS:

The minimum total annual operating expense reflected in the table immediately preceding the Annual Fund Operating Expenses table in your prospectus is deleted and replaced with 0.32%.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6009